Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Common stock equivalent securities that would potentially dilute basic EPS in the future, but were not included in the computation of diluted EPS because to do so would have been anti-dilutive, were as follows:

	Three Months Ended March 31,
	2015	2014
Series A convertible preferred stock	9,022,556	15,037,593
Series B convertible preferred stock	8,416,251	—
Series A convertible preferred stock warrants	4,511,279	4,511,279
Common stock warrants	362,970	77,954
Stock options	9,180,668	7,408,977
Total	31,493,724	27,035,803

Common stock equivalent securities that would potentially dilute basic EPS in the future, but were not included in the computation of diluted EPS because to do so would have been anti-dilutive, were as follows:

	Years Ended December 31,
	2014	2013
Series A convertible preferred stock	9,022,556	15,037,594
Series B convertible preferred stock	8,416,251	—
Series A convertible preferred stock warrants	4,511,279	4,511,279
Common stock warrants	362,970	109,772
Stock options	7,681,256	7,566,437
Total	29,994,312	27,225,082